EQUITY (Details) - USD ($) $ in Thousands			12 Months Ended
		Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY (Details) [Line Items]
Value of shares subscribed and paid capital			$ (178)
Extraordinary shareholders description		At the Company’s Extraordinary Shareholders’ Meeting held on July 5, 2022, it was agreed to increase the Company’s capital by US$ 10,293,269,524 through the issuance of 73,809,875,794 paid shares and 531,991,409,513 backup shares, all ordinary, of the same and single series, without par value, of which: (a) US$ 9,493,269,524 represented by 531,991,409,513 new shares, to be used to respond to the conversion of the Convertible Notes, according to this term is defined below (the “Support Shares”); and (b) US$800,000,000 represented by 73,809,875,794 new paid shares (the “New Paid Shares”), to be offered preferentially to shareholders
Implementation reorganization plan description			As part of the implementation of its Reorganization Plan within the framework of the exit from Chapter 11, LATAM issued US$800 million in new paid shares and US$9,493 million through the issue of three classes of notes convertible into Company shares, equivalent to a total of 605,801,285,307 paid shares. As of December 31, 2022, from the aforementioned capital increase, 604,625,447,032 shares were subscribed and paid, equivalent to ThUS$ 10,152,221 and issuance and placement costs of ThUS$ 810,279 were incurred, which are currently presented under other reserve and will be reclassified to “share capital” upon approval for such transfer during the next Extraordinary Shareholders’ Meeting.
Converted into equity			$ 39
Annual interest rate			1.00%
Liability component amount			$ 102,031
Transactions with non-controlling interest	[1]		216,656	$ 216,656	$ 213,273
Loss due to acquisition on minority interest			(184,135)
Acquisition of minority interest amount			(3,225)
Mercosur amount			(3,383)
Other accounts payable			2,550,306
Financial liabilities			420,436
Right of use asset			$ 639,728
Commitment of new funds rate			20.00%
Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest			$ 2
Common Stock [Member]
EQUITY (Details) [Line Items]
Value of shares subscribed and paid capital			$ 13,298,486	$ 3,146,265
Number of shares subscribed and paid capital (in Shares)			605,231,854,725	606,407,693
Authorized shares description			The total number of authorized shares of the Company December, 31, 2022, corresponds to 606.407.693.000 shares.
Convertible Shares G [Member]
EQUITY (Details) [Line Items]
Number of shares subscribed and paid capital (in Shares)		1,257,002,540
Convertible Shares H [Member]
EQUITY (Details) [Line Items]
Number of shares subscribed and paid capital (in Shares)		1,372,839,695
Convertible Shares I [Member]
EQUITY (Details) [Line Items]
Number of shares subscribed and paid capital (in Shares)		6,863,427,289
Aerovias de Integracion Regional Aires [Member] | Lan Pax Group S.A. and Subsidiaries [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest			$ 3,480
Aerovias de Integracion Regional Aires [Member] | Inversiones Lan S.A. and Subsidiaries [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest			20
Lan S.A. [Member] | Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest			885
Holdco Ecuador [Member] | Lan Pax Group S.A. and Subsidiaries [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest			$ 21,526
Comisión para el Mercado Financiero [Member]
EQUITY (Details) [Line Items]
Number of shares subscribed and paid capital (in Shares)		73,809,875,794

[1]	The balance as of December 31, 2022 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires S.A. for ThUS $ (3,480) and ThUS $ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS $ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS $ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS $ (21,526) through Holdco Ecuador S.A. (3) The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS $ (184,135) (see Note 1), (4) and the acquisition of a minority interest in LATAM Airlines Perú S.A through LATAM Airlines Group S.A for an amount of ThUS $ (3,225) and acquisition of the minority stake in LAN Argentina S.A. and Inversora Cordillera through Transportes Aéreos del Mercosur S.A. for an amount of ThUS $ (3,383).